Consolidated Statements of Financial Position	Dec. 31, 2021 USD ($)
Current
Cash	$ 3,495,390
Trade and other receivables	242,357
Prepayments	242,529
Total Current Assets	3,980,276
Non-Current
Property, plant and equipment	1,897,748
Right-of-use assets	1,908,877
Intangible assets	259,102
Total Non-Current assets	4,065,727
Total Assets	8,046,003
Current
Trade and other payables	680,328
Lease liability	439,709
Loans and borrowings	432,201
Secured convertible debenture	6,716,190
Total Current Liabilities	8,268,428
Non-Current
Lease liability	1,978,997
Total Non-Current Liabilities	1,978,997
Total Liabilities	10,247,425
Shareholders' Deficit
Share Capital	7,255,695
Other reserves	3,618,670
Accumulated deficit	(13,293,889)
Accumulated other comprehensive income	218,102
Total Shareholders' Equity (Deficit)	(2,201,422)
Total Liabilities and Shareholders' Equity (Deficit)	$ 8,046,003